Related Party Transactions	12 Months Ended
Jun. 30, 2022
Disclosure Of Related Party Text Block Abstract
Related Party Transactions

Note 18. Related Party Transactions

(a)	Subsidiaries

Interests in subsidiaries are set out in note 10.

(b)	Transactions with other related parties

The following transactions occurred with related parties:

	2022 A$	2021 A$	2020 A$

Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	154,364	110,607	142,347
Legal services by key management personnel (ii)	20,000	-	-

(i)	Purchases from entities controlled by key management personnel

The group acquired the following goods and services from entities that are controlled by members of the group’s key management personnel:

●	rental of an office suite (Wattle Laboratories Pty Ltd); and

Effective January 2016, we executed a Lease Agreement with Wattle Laboratories Pty Ltd, (“Wattle”), an entity part-owned and operated by our non-executive directors, Mr. Peter Anastasiou (a director resigned on 24 September 2021) and Mr. Stephen Anastasiou, whereby we lease part of their Blackburn office facilities for our operations, payable in monthly installments. The rental agreement is subject to annual rental increases, and effective January 2017, the annual rent was A$39,525. The lease is for a three-year term with an additional three-year option period. The lease may be terminated by either party upon six months’ written notice. The lease was renewed, commencing January 1, 2019 at a rental rate of A$ 41,738 per year for three years. The lease continued to be renewed, commencing January 1, 2022 at a rental rate of A$42,990 per year for another three years. This lease includes an extension option for a further 3 years by written request to the landlord before 31 December 2024. During the fiscal years ended June 30, 2020, 2021 and 2022, we paid Wattle A$41,369, A$40,607 and A$42,364 (excluding Goods and Services Tax), respectively.

●	warehousing, distribution and invoicing services (Grandlodge Capital Pty Ltd or “Grandlodge”).

Grandlodge Capital Pty Ltd is an entity part-owned and operated by our non-executive director Mr. Stephen Anastasiou. Mr. Peter Anastasiou (a director resigned on 24 September 2021) and Mr. David Plush are also owners of Grandlodge, and its associated entities.

Commenced on June 1, 2013, Grandlodge provides warehousing, distribution and invoicing services for our products for A$70,000 per year. The terms of the agreement were to have fees payable in new fully paid ordinary shares in Immuron Limited as a set price of A$0.16 per share. The fair value of the equity instrument has been assessed and accounted for in accordance with IFRS 2 Share Based Payments in the 2020 financial statements. During the 2020 financial year, the fees of A$100,978 equivalent were repaid by issuance of 437,500 ordinary shares based on their fair value. During the 2019 financial year, the fees of A$93,678 equivalent were repaid by issuance of 437,500 ordinary shares based on based on their fair value.

Grandlodge is reimbursed in cash for all reasonable costs and expenses incurred in accordance with their scope of works under the oral agreement, unless both Grandlodge and we agree to an alternative method of payment. The oral agreement may be terminated by either party upon providing the other party with 30 days written notice of the termination of the agreement.

A new annual agreement commenced on July 1, 2020 and 2021. Grandlodge was contracted on commercial terms to provide warehousing, distribution and invoicing services for Immuron’s products for A$70,000 and A$77,000 per annum, respectively. The terms of the agreement were to have fees payable in cash. Furthermore, in fiscal 2022 an additional A$35,000 was recognized and paid in shares to Grandlodge as per the shareholders' approval at the AGM held on December 15, 2021.

Aggregate amounts of each of the above types of other transactions with key management personnel of Immuron Limited:

	2021 A$	2021 A$	2020 A$
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	42,364	40,607	41,369
Services rendered by Grandlodge Capital Pty Ltd	112,000	70,000	100,978
	154,364	110,607	142,347

ii) Legal services by key management personnel

During the fiscal year 2022, the group engaged a non-executive director, Mr Daniel Pollock, for legal services which amounted to $20,000.

(c)	Outstanding balances arising from sales/purchases of goods and services

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2022 A$	2021 A$	2020 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	77,000	70,000	-